Victory Funds

Victory CEMP Alternative Strategies Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 14 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 45 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses (2)	0.62%	0.29%
Acquired Fund Fees and Expense (3)	0.92%	0.92%
Total Annual Fund Operating Expenses (4)	1.79%	2.21%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect current contractual fees.

(3) Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(4) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.80% and 2.55% of the Fund’s Class A and Class C shares, respectively. The Adviser is permitted to recoup advisory fees waived and expense reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$746	$1,106	$1,489	$2,559
Class C (If you sell your shares at the end of the period.)	$324	$691	$1,185	$2,544

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$224	$691	$1,185	$2,544

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP Commodity Enhanced Volatility Wtd Index Strategy Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 15 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%	0.80%		0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%		0.00%
Other Expenses (2)	0.43%	0.38%		0.55%
Acquired Fund Fees and Expenses (3)	0.04%	0.04%		0.04%
Total Annual Fund Operating Expenses	1.52%	2.22%		1.39%
Fee Waivers and Expense Reimbursement (4)	(0.38)%	(0.33)%		(0.50)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (4)	1.14%	1.89%		0.89%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect current contractual fees.

(3) Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(4) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expense reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$685	$955	$1,287	$2,220
Class C (If you sell your shares at the end of the period.)	$292	$629	$1,128	$2,501
Class I	$91	$339	$662	$1,579

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$192	$629	$1,128	$2,501

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP Commodity Volatility Wtd Index Strategy Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 13 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (2)	0.53%	0.35%	0.48%
Acquired Fund Fees and Expenses (3)	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.61%	2.18%	1.31%
Fee Waivers and Expense Reimbursement (4)	(0.48)%	(0.30)%	(0.43)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (4)	1.13%	1.88%	0.88%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect current contractual fees.

(3) Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(4) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expense reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$684	$963	$1,313	$2,297
Class C (If you sell your shares at the end of the period.)	$291	$623	$1,113	$2,465
Class I	$90	$328	$633	$1,501

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$191	$623	$1,113	$2,465

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP Emerging Market Volatility Wtd Index Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	1.50%	1.37%	1.54%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses (2)	2.61%	3.23%	2.40%
Fee Waivers and Expense Reimbursement (3)	(1.45)%	(1.32)%	(1.49)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (3)	1.16%	1.91%	0.91%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect investment of securities directly in India rather than indirectly through an exchange traded fund (“ETF”).  Prior investments in the ETF had resulted in 0.07% of Acquired Fund Fees and Expenses (“AFFE”) during the Fund’s fiscal year ended June 30, 2015. AFFE are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(3) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.15%, 1.90%, and 0.90% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expense reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$686	$1,071	$1,627	$3,138
Class C (If you sell your shares at the end of the period.)	$294	$740	$1,451	$3,342
Class I	$93	$453	$1,000	$2,499

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$194	$740	$1,451	$3,342

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP Enhanced Fixed Income Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (2)	0.29%	0.24%	0.27%
Acquired Fund Fees and Expenses (3)	0.05%	0.05%	0.05%
Total Annual Fund Operating Expenses	0.99%	1.69%	0.72%
Fee Waivers and Expense Reimbursement (4)	(0.23)%	(0.18)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (4)	0.76%	1.51%	0.51%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect current contractual fees.

(3) Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(4) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.71%, 1.46%, and 0.46% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expense reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$648	$828	$1,047	$1,678
Class C (If you sell your shares at the end of the period.)	$254	$497	$883	$1,967
Class I	$52	$187	$358	$854

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$154	$497	$883	$1,967

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP International Enhanced Volatility Wtd Index Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (2)	0.36%	0.33%	0.39%
Acquired Fund Fees and Expenses(3)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.42%	2.14%	1.20%
Fee Waivers and Expense Reimbursement (4)	(0.31)%	(0.28)%	(0.34)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (4)	1.11%	1.86%	0.86%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect current contractual fees.

(3) Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(4) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expense reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$682	$939	$1,250	$2,127
Class C (If you sell your shares at the end of the period.)	$289	$615	$1,096	$2,427
Class I	$88	$312	$592	$1,392

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$189	$615	$1,096	$2,427

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP International Volatility Wtd Index Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.80%	0.80%	0.80%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (2)	0.56%	0.48%	0.55%
Total Annual Fund Operating Expenses (2)	1.61%	2.28%	1.35%
Fee Waivers and Expense Reimbursement (3)	(0.51)%	(0.43)%	(0.50)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (3)	1.10%	1.85%	0.85%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect current contractual fees.

(3) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.10%, 1.85%, and 0.85% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expense reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$681	$957	$1,307	$2,293
Class C (If you sell your shares at the end of the period.)	$288	$628	$1,140	$2,547
Class I	$87	$326	$641	$1,534

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$188	$628	$1,140	$2,547

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP Long/Short Strategy Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.15%	1.15%	1.15%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (2)	0.37%	0.36%	0.49%
Acquired Fund Fees and Expenses (3)	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	1.78%	2.52%	1.65%
Fee Waivers and Expense Reimbursement (4)	(0.32)%	(0.31)%	(0.44)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (4)	1.46%	2.21%	1.21%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect current contractual fees.

(3) Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(4) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.45%, 2.20%, and 1.20% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expense reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$715	$1,043	$1,426	$2,498
Class C (If you sell your shares at the end of the period.)	$324	$724	$1,283	$2,808
Class I	$123	$432	$812	$1,878

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$224	$724	$1,283	$2,808

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP Market Neutral Income Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 13 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.60%	0.60%	0.60%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (2)	0.30%	0.29%	0.34%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses (2)	1.17%	1.91%	0.96%
Fee Waivers and Expense Reimbursement (3)	(0.25)%	(0.24)%	(0.29)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (3)	0.92%	1.67%	0.67%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect current contractual fees and exclusion of business development companies (“BDCs”) from the Fund’s underlying index. Prior inclusion of BDCs in the Fund’s underlying index had resulted in 0.03% of Acquired Fund Fees and Expenses (“AFFE”) during the Fund’s fiscal year ended June 30, 2015. AFFE are fees and expenses of investment companies (including BDCs) in which the Fund invests which are indirectly incurred by the Fund.

(3) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.90%, 1.65%, and 0.65% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expense reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$663	$877	$1,135	$1,871
Class C (If you sell your shares at the end of the period.)	$270	$552	$986	$2,193
Class I	$68	$246	$473	$1,124

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$170	$552	$986	$2,193

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP Multi-Asset Balanced Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 13 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 45 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses (2)	0.42%	0.30%
Acquired Fund Fees and Expenses (3)	0.72%	0.72%
Total Annual Fund Operating Expenses (4)	1.39%	2.02%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect current contractual fees.

(3) Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(4) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.51% and 2.26% of the Fund’s Class A and Class C shares, respectively. The Adviser is permitted to recoup advisory fees waived and expense reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$708	$990	$1,292	$2,148
Class C (If you sell your shares at the end of the period.)	$305	$634	$1,088	$2,348

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$205	$634	$1,088	$2,348

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP Multi-Asset Growth Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 45 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.00%	0.00%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%
Other Expenses (2)	0.60%	0.41%
Acquired Fund Fees and Expenses (3)	0.71%	0.71%
Total Annual Fund Operating Expenses (4)	1.56%	2.12%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect current contractual fees.

(3) Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(4) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 1.73% and 2.48% of the Fund’s Class A and Class C shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$725	$1,039	$1,376	$2,325
Class C (If you sell your shares at the end of the period.)	$315	$664	$1,139	$2,452

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$215	$664	$1,139	$2,452

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP REC Enhanced Volatility Wtd Index Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.05%	1.05%	1.05%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (2)	0.39%	0.28%	0.37%
Total Annual Fund Operating Expenses	1.69%	2.33%	1.42%
Fee Waivers and Expense Reimbursement (3)	(0.23)%	(0.12)%	(0.21)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (3)	1.46%	2.21%	1.21%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect current contractual fees.

(3) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 1.46%, 2.21%, and 1.21% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expense reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$715	$1,045	$1,409	$2,430
Class C (If you sell your shares at the end of the period.)	$324	$710	$1,229	$2,652
Class I	$123	$418	$746	$1,674

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$224	$710	$1,229	$2,652

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP Ultra Short Term Fixed Income Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 11 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	1.00%	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.40%	0.40%
Distribution and/or Service (12b-1) Fees	0.25%	0.00%
Other Expenses (1)	0.28%	0.31%
Acquired Fund Fees and Expenses (2)	0.01%	0.01%
Total Annual Fund Operating Expenses	0.94%	0.72%
Fee Waivers and Expense Reimbursement (3)	(0.22)%	(0.25)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (3)	0.72%	0.47%

(1) Restated to reflect current contractual fees.

(2) Acquired Fund Fees and Expenses (“AFFE”) are fees and expenses of investment companies in which the Fund invests which are indirectly incurred by the Fund.

(3) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.71% and 0.46% of the Fund’s Class A and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expense reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$173	$363	$582	$1,213
Class I	$48	$192	$363	$859

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP US 500 Enhanced Volatility Wtd Index Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 12 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE		NONE	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE	1.00	%(1)	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	0.25%	1.00%	0.00%	0.00%
Other Expenses(2)	0.26%	0.23%	0.25%	0.20%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses(2)	1.22%	1.94%	0.96%	0.91%
Fee Waiver/Expense Reimbursement(3)	(0.22)%	(0.19)%	(0.21)%	(0.16)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	1.00%	1.75%	0.75%	0.75%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect current contractual fees and exclusion of business development companies (“BDCs”) from the Fund’s underlying index. Prior inclusion of BDCs in the Fund’s underlying index had resulted in 0.03% of Acquired Fund Fees and Expenses (“AFFE”) during the Fund’s fiscal year ended June 30, 2015. AFFE are fees and expenses of investment companies (including BDCs) in which the Fund invests which are indirectly incurred by the Fund. Expenses for Class R6 shares are estimates for the current fiscal year because Class R6 shares are new as of the date of this prospectus.

(3) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.74%, 0.74%, 0.74% of the Fund’s Class A, Class C, Class I and Class R6 shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$671	$898	$1,166	$1,930
Class C (If you sell your shares at the end of the period.)	$278	$571	$1,011	$2,233
Class I	$77	$263	$489	$1,139
Class R6	$77	$257	N/A	N/A

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$178	$571	$1,011	$2,233

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP US 500 Volatility Wtd Index Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 11 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (paid directly from your investment)	Class A	Class C		Class I	Class R6
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	5.75%	NONE		NONE	NONE
Maximum Deferred Sales Charge (load) (as a percentage of the lower of purchase or sale price)	NONE	1.00	%(1)	NONE	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%		0.70%	0.70%
Distribution (12b-1) Fees	0.25%	1.00%		0.00%	0.00%
Other Expenses(2)	0.34%	0.27%		0.32%	0.30%
Total Annual Fund Operating Expenses(2)	1.29%	1.97%		1.02%	1.00%
Fee Waiver/Expense Reimbursement(3)	(0.30)%	(0.23)%		(0.28)%	(0.26)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(3)	0.99%	1.74%		0.74%	0.74%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect current contractual fees and exclusion of business development companies (“BDCs”) from the Fund’s underlying index. Prior inclusion of BDCs in the Fund’s underlying index had resulted in 0.03% of Acquired Fund Fees and Expenses (“AFFE”) during the Fund’s fiscal year ended June 30, 2015. AFFE are fees and expenses of investment companies (including BDCs) in which the Fund invests which are indirectly incurred by the Fund. Expenses for Class R6 shares are estimates for the current fiscal year because Class R6 shares are new as of the date of this prospectus.

(3) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.74%, 0.74%, and 0.74% of the Fund’s Class A, Class C, Class I and Class R6 shares, respectively. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$670	$903	$1,186	$1,991
Class C (If you sell your shares at the end of the period.)	$277	$573	$1,019	$2,258
Class I	$76	$267	$507	$1,196
Class R6	$76	$265	N/A	N/A

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$177	$573	$1,019	$2,258

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.

Victory Funds

Victory CEMP US Small Cap Volatility Wtd Index Fund

Supplement dated December 24, 2015

to the Prospectus dated October 28, 2015 (“Prospectus”)

The following information hereby supersedes the “Fund Fees and Expenses” and “Example” tables found on pages 1-2 of the Prospectus:

Fund Fees and Expenses

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Victory Funds. More information about these and other discounts is available from your Investment Professional and in Investing with Victory on page 11 of the Fund’s Prospectus and in Additional Purchase, Exchange and Redemption Information on page 60 of the Fund’s Statement of Additional Information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class C		Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of purchase or sale price)	None	1.00	%(1)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses (2)	0.64%	0.41%	0.38%
Total Annual Fund Operating Expenses (2)	1.59%	2.11%	1.08%
Fee Waivers and Expense Reimbursement (3)	(0.60)%	(0.37)%	(0.34)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement (3)	0.99%	1.74%	0.74%

(1) The Class C contingent deferred sales charge applies only to shares sold within 12 months of purchase.

(2) Restated to reflect current contractual fees and exclusion of business development companies (“BDCs”) from the Fund’s underlying index. Prior inclusion of BDCs in the Fund’s underlying index had resulted in 0.13% of Acquired Fund Fees and Expenses (“AFFE”) during the Fund’s fiscal year ended June 30, 2015. AFFE are fees and expenses of investment companies (including BDCs) in which the Fund invests which are indirectly incurred by the Fund.

(3) The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding AFFE and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.99%, 1.74%, and 0.74% of the Fund’s Class A, Class C and Class I shares, respectively. The Adviser is permitted to recoup advisory fees waived and expense reimbursed by it or by the Fund’s predecessor advisor for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to any operating expense limits in effect at the time of the original waiver or expense reimbursement and at the time of recoupment. This agreement may only be terminated by the Fund’s Board of Trustees.

Example:

The following example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
Class A	$670	$934	$1,281	$2,257
Class C (If you sell your shares at the end of the period.)	$277	$588	$1,064	$2,381
Class I	$76	$274	$528	$1,254

The following example makes the same assumptions as the example above, except that it assumes you do not sell your shares at the end of the period.

Class	1 Year	3 Years	5 Years	10 Years
Class C	$177	$588	$1,064	$2,381

If you wish to obtain more information, please call the Victory Funds at 800-539-3863.

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.